Interest income and interest expense	12 Months Ended
Dec. 31, 2018
Interest income and interest expense
Interest income and interest expense

20.Interest income and interest expense

Interest income and interest expense consist of the following:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Interest income:
Interest income in relation to nonrecourse securitization debt charged to JD Digits	371,579	702,147	527,025
Interest income in relation to loans provided to JD Digits	161,601	569,395	119,047
Interest income in relation to bank deposits, wealth management products and others	693,672	1,258,948	1,471,849
Total	1,226,852	2,530,490	2,117,921

Interest expense:
Interest expense in relation to nonrecourse securitization debt	(371,579)	(702,147)	(527,025)
Others	(246,988)	(261,595)	(327,513)
Total	(618,567)	(963,742)	(854,538)